Schedule of Transferred Consideration (Details) - ILS (₪)	Dec. 31, 2021	May 14, 2020	Feb. 11, 2019	Sep. 04, 2018	Jun. 24, 2018
IfrsStatementLineItems [Line Items]
Transferred consideration	₪ 17,300,000			₪ 8,216,000	₪ 1,214
Consideration paid in cash				₪ 7,500,000
Measurement of Fair Values [Member]
IfrsStatementLineItems [Line Items]
Transferred consideration	71,388,000
Non-controlling interests	1,178,000
Consideration paid in cash	24,304,000
Payable in respect of shares	17,376,000
Deferred consideration in cash	9,862,000
Contingent consideration	₪ 18,668,000
Canndoc Ltd [Member]
IfrsStatementLineItems [Line Items]
Issuance of 1,788,962 ordinary shares of the Company (A)			₪ 107,632,000
Transferred consideration			107,632,000		₪ 9,000
Fair value of the investment in Canndoc prior to the business combination (B)			65,968,000
Total			₪ 173,600,000
Cannolam Ltd [Member]
IfrsStatementLineItems [Line Items]
Transferred consideration		₪ 32,159,000
Rights to agricultural produce		10,200,000
Shareholder’s loan		(600,000)
Non-controlling interests		₪ 15,655,000